Related Party Transactions (Details) - Schedule of related parties with whom the group conducted significant transactions and relationship	6 Months Ended
Dec. 31, 2022
Fanhua Inc. [Member]
Related Party Transactions (Details) - Schedule of related parties with whom the group conducted significant transactions and relationship [Line Items]
Relationship	Shareholder of Puyi since September 2018 who has approximately 4.5% of Puyi and shares a common director with the Group.
Fanhua Lianxing Insurance Sales Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of related parties with whom the group conducted significant transactions and relationship [Line Items]
Relationship	Subsidiary of Fanhua Inc.
Fanhua Yuntong Enterprise Management Advisory (Shenzhen) Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of related parties with whom the group conducted significant transactions and relationship [Line Items]
Relationship	Subsidiary of Fanhua Inc.